Collection Period Ended
31-Oct-2013
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
25,792,815.21 0.185521
0.00 1.000000
25,792,815.21
Interest & Principal
Payment
0.00
0.00
25,870,351.25
134,708.33
$26,005,059.58
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 28
Collection Period (from... to) 1-Oct-2013 31-Oct-2013
Determination Date 13-Nov-2013
Record Date 14-Nov-2013
Distribution Date 15-Nov-2013
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Oct-2013 15-Nov-2013 Actual/360 Days 31
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Oct-2013 15-Nov-2013 30/360 Days 30
1-m Libor 0.174000%
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 469,000,000.00 0.00 0.00 0.000000
Class A-3 Notes
451,000,000.00 109,462,646.68 83,669,831.47 57.190278
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
241,962,646.68
216,169,831.47
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance
1,638,468,899.86 350,920,828.52 325,128,013.31
Yield Supplement Overcollateralization Amount 53,171,320.50 10,515,900.92 9,739,762.10
Pool Balance
1,691,640,220.36
361,436,729.44
334,867,775.41
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes
0.216670% 0.00 0.000000 0.000000
Class A-2 Notes 0.284000% 0.00 0.000000 0.000000
Class A-3 Notes
0.850000% 77,536.04 0.171920 57.362198
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Total
$212,244.37
Available Funds
Distributions
Principal Collections 26,401,854.27 (1) Total Servicing Fee 301,197.27
Interest Collections 1,081,349.62 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 17,808.29 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 131,781.14 (3) Interest Distributable Amount Class A Notes 212,244.37
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 25,792,815.21
Available Collections
27,632,793.32
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
27,632,793.32
(9) Excess Collections to Certificateholders 1,326,536.47
Total Distribution
27,632,793.32
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 301,197.27 301,197.27 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 212,244.37 212,244.37 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
thereof on Class A-3 Notes 77,536.04 77,536.04 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
25,792,815.21 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 212,244.37 212,244.37 0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 25,792,815.21
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance 4,096,172.25
Aggregate Principal Distributable Amount
25,792,815.21 25,792,815.21
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 0.00
minus Net Investment Earnings 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency 0.00
Investment Earnings
62,088
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period
0.00
28,000
Principal Collections 17,114,099.97
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,691,640,220.36
Principal Collections attributable to Full Pay-offs 9,287,754.30
Principal Purchase Amounts 0.00
Principal Gross Losses
Pool Balance beginning of Collection Period 361,436,729.44
167,099.76
Pool Balance end of Collection Period 334,867,775.41 26,763
Pool Factor
19.80%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 3.62% 3.63%
Weighted Average Number of Remaining Payments 45.89 24.96
Percentage
Current 330,878,755.58 26,522 98.81%
Weighted Average Seasoning (months) 13.28 39.34
Delinquency Profile *
Amount
31-60 Days Delinquent
2,846,500.69 176 0.85%
61-90 Days Delinquent 858,529.44 50 0.26%
91-120 Days Delinquent 283,989.70 15 0.08%
Total 334,867,775.41 26,763 100.00%
3,236,166.88
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 167,099.76
Principal Net Liquidation Proceeds 18,077.01
Principal Recoveries 130,779.23
Principal Net Losses
18,243.52
Cumulative Principal Net Losses